SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment reporting information

	Year Ended December 31, 2020
(in thousands of $)	Shipping	FLNG	Power	Corporate and other (1)	Total
Statement of Operations:
Total operating revenues	191,881	226,061	—	20,695	438,637
Vessel operating expenses	(57,326)	(52,104)	—	504	(108,926)
Voyage, charterhire and commission expenses	(12,634)	—	—	—	(12,634)
Administrative expenses	(2,211)	(1,672)	—	(31,428)	(35,311)
Project development expenses	(112)	(2,793)	—	(5,986)	(8,891)
Realized gains on oil derivative instrument (note 2)	—	2,539	—	—	2,539
Other operating income	3,262	—	—	—	3,262
Adjusted EBITDA	122,860	172,031	—	(16,215)	278,676

Equity in net losses of affiliates	—	—	(39,158)	(137,369)	(176,527)

	Year Ended December 31, 2019
(in thousands of $)	Shipping	FLNG	Power	Corporate and other (1)	Total
Statement of Operations:
Total operating revenues	208,766	218,096	—	21,888	448,750
Vessel operating expenses	(66,502)	(55,284)	—	496	(121,290)
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	(38,053)	(788)	—	—	(38,841)
Administrative expenses	(2,220)	(1,526)	—	(48,425)	(52,171)
Project development expenses	(964)	(3,173)	—	(853)	(4,990)
Realized gains on oil derivative instrument (note 2)	—	13,089	—	—	13,089
Other operating income/(losses)	13,295	(2,962)	—	—	10,333
Adjusted EBITDA	114,322	167,452	—	(26,894)	254,880

Equity in net losses of affiliates	—	—	(23,234)	(22,565)	(45,799)

	Year Ended December 31, 2018
(in thousands of $)	Shipping	FLNG	Power	Corporate and other (1)	Total
Statement of Operations:
Total operating revenues	278,770	127,625	—	24,209	430,604
Vessel operating expenses	(67,897)	(29,363)	—	400	(96,860)
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	(104,397)	(1,429)	—	—	(105,826)
Administrative expenses	(2,221)	(140)	—	(49,181)	(51,542)
Project development expenses	—	(16,570)	—	(5,120)	(21,690)
Realized gains on oil derivative instrument (note 2)	—	26,737	—	—	26,737
Other operating income/(losses)	50,740	(14,018)	—	—	36,722
Adjusted EBITDA	154,995	92,842	—	(29,692)	218,145

Equity in net losses of affiliates	—	(2,047)	(16,913)	(138,676)	(157,636)

(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

	Year Ended December 31, 2020
(in thousands of $)	Shipping	FLNG	Power	Corporate and other (1)	Total
Balance sheet:
Total assets	1,870,819	1,933,677	200,337	309,396	4,314,229
Investment in affiliates	—	—	200,337	111,814	312,151
Capital expenditures	101,380	223,999	—	—	325,379
(1) During the year ended December 31, 2020, we recognized an impairment of $135.9 million against our investment in Golar Partners, presented in "Investments in affiliates" in our consolidated balance sheet. See note 14.

	Year Ended December 31, 2019
(in thousands of $)	Shipping (1)	FLNG	Power	Corporate and other	Total
Balance sheet:
Total assets	2,016,427	1,814,588	261,693	539,436	4,632,144
Investment in affiliates	—	—	261,693	247,112	508,805
Capital expenditures	35,984	383,200	—	—	419,184
(1) During the year ended December 31, 2019, we impaired the LNG Croatia by $34.3 million presented in "Vessels and equipment, net" in our consolidated balance sheet. See note 16.

Revenue by major customer
In the years ended December 31, 2020, 2019 and 2018, revenues from the following customers accounted for over 10% of our consolidated time and voyage charter and liquefaction revenues:

(in thousands of $)	2020		2019		2018
The Cool Pool (1)	—	—%	66,691	16%	251,070	62%
Perenco and SNH (2)	226,061	54%	218,096	51%	127,625	31%
An international major trading house	46,090	11%	25,371	6%	—	—%
A European major trading house	43,536	10%	8,908	2%	—	—%

(1) The 2019 Cool Pool revenue of $66.7 million includes revenue of $23.4 million that is separately disclosed in the consolidated statements of operations as from a collaborative arrangement. The balance of $43.3 million was derived from Golar vessels operating within the Cool Pool, and is included within the caption "Time and voyage charter revenues" in the consolidated statements of operations. See note 25.
(2) LTA with Perenco Cameroon S.A. ("Perenco") and Société Nationale des Hydrocarbures ("SNH"), (together, the "Customer") in relation to the Hilli. See note 7.
Revenue from External Customers by Geographic Areas
The following geographical data presents our revenues from customers and total assets with respect only to our FLNG, while operating under the LTA, in Cameroon. In time and voyage charters for LNG carriers (or our FSRU, operating as a LNG carrier), the charterer, not us, controls the routes of our vessels. These routes can be worldwide as determined by the charterers. Accordingly, the chief operating decision makers do not evaluate our performance either according to customer or geographical region.

(in thousands of $)	2020	2019	2018
Cameroon
Liquefaction services revenue	226,061	218,096	127,625
Total assets	1,264,085	1,333,779	1,535,389